Long Term Debt - Schedule of Debt Obligations (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ (12,392)	$ (2,904)	$ (1,218)
Total long-term debt	485,033	242,750	237,857
6.875% Senior Unsecured Notes, Due February 2025
Debt Instrument [Line Items]
Long-term debt, gross	350,000
Unamortized discounts	(2,541)
Unamortized debt issuance costs	(8,426)
WRD Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	146,000	242,750
Unamortized debt issuance costs	$ (3,966)	$ (2,904)
WHR II Revolving Credit Facility Terminated December 2016
Debt Instrument [Line Items]
Long-term debt, gross			118,000
Esquisto-Revolving Credit Facility Terminated December 2016
Debt Instrument [Line Items]
Long-term debt, gross			50,000
Esquisto-Revolving Credit Facility Terminated January 2016
Debt Instrument [Line Items]
Long-term debt, gross			40,000
Esquisto-Second Lien Terminated In January 2016
Debt Instrument [Line Items]
Long-term debt, gross			30,000
Unamortized debt issuance costs			$ (143)